Intangible Assets - Schedule of Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Goodwill [Line Items]
Carrying value	£ 1,203	£ 1,203
Cost
Disclosure Of Goodwill [Line Items]
Carrying value	1,285	1,285
Accumulated impairment
Disclosure Of Goodwill [Line Items]
Carrying value	£ (82)	£ (82)